                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended December 31, 2006

Total Return for the 12 Months Ended December 31, 2006

Class A	Class B	Class C	Class D	Lehman Brothers Municipal Bond Index[1]	Lipper General Municipal Debt Funds Index[2]
5.19%	4.82%	4.63%	5.45%	4.84%	5.10%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The Federal Open Market Committee (the ‘‘Fed’’) responded to solid economic growth in the first half of 2006 by raising the federal funds target rate a total of 100 basis points in four separate moves, bringing it to 5.25 percent by the end of June. Slower economic growth in the second half of the year, due primarily to the contraction in the residential real estate sector, prompted the Fed to leave its target rate unchanged for the remainder of the period.

Long-term municipal bond yields rose modestly in the first half of the year, with representative yields on 30-year AAA-rated municipal bonds increasing from 4.40 percent in December 2005 to 4.65 percent in July. In the months that followed, the stabilization of Fed monetary policy led long-term municipal rates to reverse course, declining to a low of 3.90 percent in November before ending the year at 4.10 percent. In contrast, shorter-term municipal bond yields continued to reflect earlier Fed rate hikes. Representative yields on two-year AAA municipal bonds followed the Fed’s lead during the first six months of the period, increasing from 3.20 percent to 3.50 percent, and remained basically unchanged for the rest of the year. Accordingly, the spread between long-term and short-term municipal yields, which had been in the 100 – 120 basis point range in the first half of the year, narrowed to 50 – 60 basis points, causing the slope of the municipal yield curve to dramatically flatten. Many investors continued to favor the higher income of lower-rated issues, and quality spreads remained tight.

Although municipal bond issuance in 2006 lagged that of the previous year, declining interest rates in the fourth quarter of the year spurred a rebound in issuance. New issue volume in 2006 of $383 billion was one of the highest on record, and only six percent below 2005’s record pace. Issuers in California, Texas, Florida, New York, and Illinois accounted for about 40 percent of 2006 underwriting volume. Bonds backed by insurance maintained a 50 percent market share.

Despite low interest rates, institutional investors and non-traditional buyers such as hedge funds and arbitrage accounts continued to purchase municipal bonds. The strong demand helped municipal bonds outperform Treasuries for the year. The 30-year municipal-to-Treasury yield ratio, which measures the relative attractiveness of these two sectors, declined from 97 to 85 percent during the year, indicating that municipals outperformed Treasuries while at the same time becoming richer (less attractive) on a relative basis. As a comparison, this yield ratio reached a high of 102 percent in 2005.

Performance Analysis

Morgan Stanley Tax Exempt Securities Trust Classes A and D shares outperformed the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index, while Classes B and C shares underperformed both Indices for the 12 months ended December 31, 2006, assuming no deduction of applicable sales charges.

During the year, the Fund’s interest-rate posture continued to be influenced by the risk of higher interest rates. As such, the Fund’s option-adjusted duration* was conservatively positioned and at year end stood at 6.5 years. This duration strategy helped total returns at the beginning of the period, but tempered returns later in the year when rates declined. Purchases during the period favored bonds with maturities of 20 years or longer. The Fund benefited from this emphasis on the long end of the yield curve, as this segment of the market performed strongly.

The Fund maintained its high quality bias, with nearly 81 percent of the portfolio rated A or better as of the end of the period. However, exposure to investment grade bonds rated BBB was modestly increased, which had a positive impact on performance as lower-rated issues outperformed higher-quality bonds. Another boost to performance came from issues that appreciated when they were prerefunded. Reflecting a commitment to diversification, the Fund’s net assets of $1.1 billion were invested among 15 long-term sectors and 133 credits. As of the close of the period, the Fund’s largest allocations were to the transportation, water & sewer and electric sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

*   A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP FIVE SECTORS
Transportation	21.5%
Water & Sewer	12.8
Electric	12.6
Hospital	10.2
Other Revenue	9.6

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	60.3%
Aa/AA	12.4
A/A	8.7
Baa/BBB	12.8
Ba/BB or Less	1.8
NR	4.0

Data as of December 31, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of December 31, 2006

Weighted Average Maturity:   16 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	0.4%
Alaska	4.1
Arizona	3.4
Arkansas	0.2
California	9.1
Colorado	3.3
Connecticut	1.2
District of Columbia	2.1
Florida	3.1
Georgia	4.0
Hawaii	0.5%
Idaho	0.1
Illinois	4.3
Indiana	1.1
Iowa	1.3
Kansas	0.8
Kentucky	4.1
Maryland	1.0
Massachusetts	1.7
Michigan	1.8
Missouri	2.0%
Nevada	2.2
New Hampshire	0.1
New Jersey	4.7
New Mexico	0.9
New York	15.0
North Carolina	1.1
Ohio	2.9
Pennsylvania	1.9
Puerto Rico	1.9
South Carolina	1.5%
Tennessee	1.2
Texas	7.7
Utah	1.4
Vermont	0.2
Virginia	2.0
Washington	4.3
West Virginia	0.4
Wisconsin	1.1
Joint exemption*	(1.0)

Total	99.1%

*	Joint exemption has been included in each geographic location.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of December 31, 2006

Years Bonds Callable — Weighted Average Call Protection: 6 Years

Cost (Book) Yield(b) — Weighted Average Book Yield: 5.6%

(a)	May include issues initially callable in previous years.
(b)	Cost or ‘‘book’’ yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund’s operating expenses. For example, the Fund is earning a book yield of 6.7% on 10% of the long-term portfolio that is callable in 2007.
Portfolio structure is subject to change.

(This page has been left blank intentionally.)

Performance Summary

Performance of $10,000 Investment — Class A and D

Average Annual Total Returns — Period Ended December 31, 2006

	Class A Shares* (since 03/27/80)		Class B Shares** (since 07/28/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	5.19%	[3]	4.82%	[3]	4.63%	[3]	5.45%	[3]
	0.72	[4]	(0.18)	[4]	3.63	[4]	—
5 Years	5.39	[3]	4.93	[3]	4.80	[3]	5.56	[3]
	4.48	[4]	4.59	[4]	4.80	[4]	—
10 Years	5.32	[3]	—		—		5.51	[3]
	4.86	[4]	—		—		—
Since Inception	7.86	[3]	4.78	[3]	4.57	[3]	8.10	[3]
	7.68	[4]	4.78	[4]	4.57	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes ( i.e. , Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A ( i.e. , 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund’s historical performance has been restated to reflect the absence of any sales charge.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation, respectively and with maturities of 2 years or greater. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on December 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 – 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/06	12/31/06	07/01/06 – 12/31/06
Class A
Actual (4.52% return)	$1,000.00	$1,045.20	$4.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02
Class B
Actual (4.32% return)	$1,000.00	$1,043.20	$5.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75
Class C
Actual (4.19% return)	$1,000.00	$1,041.90	$6.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$6.26
Class D
Actual (4.56% return)	$1,000.00	$1,045.60	$2.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.70

*	Expenses are equal to the Fund’s annualized expense ratios of 0.79%, 1.13%, 1.23% and 0.53% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (99.5%)
	General Obligation (5.5%)
	North Slope Borough, Alaska,
$9,500	Ser 1999 A (MBIA)	0.00%		06/30/10	$8,329,315
25,000	Ser 2000 B (MBIA)	0.00		06/30/11	21,092,750
5,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19	5,958,300
4,000	Connecticut, College Savings 1989 Ser A	0.00		07/01/08	3,793,600
	Chicago, Illinois,
5,000	Refg Ser 1995 A-2 (Ambac)	6.25		01/01/14	5,745,600
2,000	Refg 2001 A (MBIA)	0.00	#	01/01/17	1,809,780
4,280	Chicago Park District, Illinois, Ser 2004 A (Ambac)	5.00		01/01/26	4,519,637
3,000	Clark County, Nevada, Transportation Ser 1992 A (Ambac)	6.50		06/01/17	3,645,690
4,810	New York State, Refg Ser 1995 B	5.70		08/15/10	4,841,890
62,590					59,736,562
	Educational Facilities Revenue (2.9%)
4,000	California Public Works Board, University of California 1993 Refg Ser A	5.50		06/01/21	4,003,560
1,000	University of Idaho, Student Fee Ser H (FGIC)	5.25		04/01/31	1,053,610
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.125		07/01/20	2,078,160
	New York State Dormitory Authority,
5,000	City University Ser 2000 A (Ambac)	6.125		07/01/13	5,442,600
2,000	State University 1990 Ser	7.50		05/15/13	2,407,100
5,000	State University 1993 Ser	5.25		05/15/15	5,424,650
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC)	5.00		06/01/31	2,110,280
5,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25		12/01/30	5,369,800
	University of West Virginia,
2,000	Ser C 2004 (FGIC)	5.00		10/01/27	2,117,740
2,000	Ser C 2004 (FGIC)	5.00		10/01/28	2,116,380
30,000					32,123,880
	Electric Revenue (12.6%)
	Salt River Project Agricultural Improvement & Power District, Arizona,
25,000	Refg 1993 Ser C (Secondary MBIA)	5.50		01/01/10	26,345,250
2,500	Refg 2002 Ser A	5.25		01/01/19	2,683,950
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (Ambac)	6.15‡		07/01/15	10,800,090

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$15,000	Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)	5.375%	11/15/20	$16,229,250
9,420	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA)	6.50	01/01/17	11,111,832
3,050	Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)	5.00	09/01/27	3,227,937
4,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA)	5.00	01/01/25	4,282,800
5,000	Long Island Power Authority, New York, Ser 2000 A (FSA)	0.00	06/01/17	3,322,600
	North Carolina Municipal Power Agency,
5,000	Catawba Ser 1998 A (MBIA)	5.50	01/01/15	5,580,150
4,000	Catawba Ser 2003 A (MBIA)	5.25	01/01/19	4,298,840
15,000	Puerto Rico Electric Power Authority, Power Ser O	0.00	07/01/17	9,803,250
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.00	01/01/21	5,301,550
10,105	Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)	5.75	07/01/19	10,404,916
3,000	Chelan County Public Utility District #1, Washington, Hydro Ser 1997 A (AMT)	5.60	07/01/32	3,075,780
	Grant County Public Utility District #2, Washington,
5,000	Refg Ser 2001 H (FSA)	5.375	01/01/18	5,328,900
5,000	Wanapum Hydro Refg Ser A 2005	5.00	01/01/38	5,253,950
7,330	Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA)	5.50	03/01/18	7,790,177
3,000	Washington Public Power Supply System, Project #2 Refg Ser 1994 A (FGIC)	0.00	07/01/09	2,734,020
135,405				137,575,242
	Hospital Revenue (10.2%)
	Glendale, Industrial Development Authority, Arizona,
3,250	John C Lincoln Health Ser 2005 B	5.25	12/01/23	3,437,168
2,250	John C Lincoln Health Ser 2005 B	5.25	12/01/25	2,377,890
2,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA)	5.00	11/01/34	2,111,980
	California Statewide Communities Development Authority,
5,000	Adventist Healthwest 2005 Ser A	5.00	03/01/30	5,184,650
2,500	Huntington Memorial Hospital Ser 2005	5.00	07/01/35	2,595,575
7,000	John Muir Health Ser 2006 A	5.00	08/15/32	7,329,210
3,560	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00	12/01/22	3,696,134
4,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36	4,264,840
1,275	Washington County Hospital, Iowa, Ser 2006	5.50	07/01/32	1,328,155
2,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50	09/01/32	1,944,960

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$6,000	Maryland Health & Higher Education Facilities Authority, Medstar Health Refg Ser 2004	5.50%	08/15/33	$6,407,400
	Michigan Hospital Finance Authority,
4,000	Henry Ford Health Refg Ser 2006 A	5.25	11/15/32	4,281,400
5,000	Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	5,293,250
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14	10,797,300
	Henderson, Nevada,
7,760	Catholic Health West 1998 Ser A	5.375	07/01/26	7,949,732
2,000	Catholic Health West 1998 Ser A	5.125	07/01/28	2,039,780
	New Jersey Health Care Facilities Financing Authority,
9,000	Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	9,599,850
2,000	St Barnabas Health Refg Ser 1998 B (MBIA)	5.25	07/01/18	2,073,440
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00	07/01/34	10,439,700
3,000	Erie County, Ohio, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	3,211,740
5,000	Lorain County, Ohio, Catholic Health Ser 9 2001 A	5.25	10/01/33	5,246,150
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke’s of Bethlehem Hospital Ser A 2003	5.375	08/15/33	5,262,700
5,000	North Central Texas Health Facilities Development Corporation, University Medical Center Inc Ser 1997 (FSA)	5.45	04/01/15	5,116,650
106,595				111,989,654
	Industrial Development/Pollution Control Revenue (6.9%)
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,582,200
4,000	New Jersey Economic Development Authority, Continental Airlines Inc Ser 1999 (AMT)	6.25	09/15/19	4,141,400
	New York City Industrial Development Agency, New York,
6,000	7 World Trade Center, LLC Ser A	6.25	03/01/15	6,389,580
5,000	7 World Trade Center, LLC Ser A	6.50	03/01/35	5,339,450
12,000	American Airlines Inc Ser 2005 (AMT)	7.625	08/01/25	14,734,440
16,000	Tennessee Energy Acquisition Corporation, Ser 2006 A‡‡	5.25	09/01/19	17,778,400
5,000	Brazos River Authority, Texas, Texas Utilities Electric Co Ser 1999 C (AMT)	7.70	03/01/32	5,834,300
10,000	Sabine River Authority, Texas, Texas Utilities Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	10,625,800
68,000				75,425,570

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Mortgage Revenue – Multi-Family (0.3%)
$3,365	New York City Housing Development Corporation, New York, Ruppert – FHA Ins Sec 223F	6.50%	11/15/18	$3,538,255
	Mortgage Revenue – Single Family (2.4%)
6,040	Alaska Housing Finance Corporation, 1997 Ser A (MBIA)	6.00	06/01/27	6,143,828
	California Housing Finance Agency,
1,760	Home 1983 Ser B	0.00	08/01/15	824,402
4,000	Home 2006 Ser K (AMT)‡‡	4.70	08/01/31	4,013,080
4,000	Home 2006 Ser K (AMT)‡‡	4.75	08/01/36	4,021,840
	Colorado Housing & Finance Authority,
85	1997 Ser B-2 (AMT)	7.00	05/01/26	85,916
155	1997 Ser C-2 (AMT)	6.875	11/01/28	157,151
250	1998 Ser A-2 (AMT)	6.60	05/01/28	257,498
1,220	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75	07/01/30	1,226,137
	Missouri Housing Development Commission,
195	Homeownership 1996 Ser C (AMT)	7.45	09/01/27	198,219
460	Homeownership 1997 Ser C-1	6.55	09/01/28	468,142
70	Homeownership 1998 Ser B-2 (AMT)	6.40	03/01/29	71,756
215	Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31	218,657
530	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29	544,379
3,695	Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)	6.10	09/01/28	3,761,843
	Pennsylvania Housing Finance Agency,
1,760	Ser 2006-96 A (AMT)‡‡	4.65	10/01/31	1,760,563
2,240	Ser 2006-96 A (AMT)‡‡	4.70	10/01/37	2,240,717
26,675				25,994,128
	Nursing & Health Related Facilities Revenue (0.5%)
200	Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003 (a)	6.50	01/01/29	217,070
405	Kentucky Economic Development Financing Authority, AHF/Kentucky-Iowa Inc Ser 2003 (a)	6.50	01/01/29	439,567
1,710	Chester County Industrial Development Authority, Pennsylvania, RHA/PA Nursing Home Inc Ser 1989	8.50	05/01/32	1,752,767
2,500	Wisconsin Health & Education Facilities Authority, Marshfield Clinic Ser 2006 A	5.375	02/15/34	2,651,375
4,815				5,060,779
	Public Facilities Revenue (1.5%)
3,710	Jefferson County, Alabama, School Ser 2004-A	5.25	01/01/23	3,973,336
2,500	Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)	5.50	10/01/17	2,685,975

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,500	Miami-Dade County, Florida, Ser 2005 (MBIA)	0.00	#%	10/01/35	$2,344,200
3,495	Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)	6.25		12/15/20	4,203,541
3,000	Albuquerque, New Mexico, Gross Receipts Lodgers’ Tax Refg Ser 2004 A (FSA)	5.00		07/01/37	3,148,200
15,205					16,355,252
	Recreational Facilities Revenue (3.9%)
1,650	Metropolitan Football Stadium District, Colorado, Sales Tax Ser 1999 A (MBIA)	0.00		01/01/11	1,419,050
9,000	Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997 Ser B (b)	5.75		09/01/27	9,221,580
12,000	District of Columbia, Ballpark Ser 2006 B-1 (FGIC)	5.00		02/01/31	12,723,360
20,000	Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA)	0.00	#	06/15/22	13,294,800
5,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (MBIA)	4.75		03/01/46	5,138,750
1,110	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25		12/01/32	1,165,622
48,760					42,963,162
	Retirement & Life Care Facilities Revenue (1.7%)
	Riverside County Public Financing Authority, California,
2,000	Air Force Village West Inc COPs	5.75		05/15/19	2,072,960
3,900	Air Force Village West Inc COPs	5.80		05/15/29	4,039,308
2,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B (WI)	5.00		01/01/17	2,002,260
2,000	Montgomery County, Pennsylvania, White Marsh Ser 2005	6.125		02/01/28	2,130,300
5,000	Lubbock Health Facilities Development Corporation, Texas, Carillon Senior Life Care Ser 2005 A	6.625		07/01/36	5,264,400
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375		05/01/36	2,610,920
17,450					18,120,148
	Tax Allocation Revenue (0.3%)
3,000	Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	5.00		12/01/20	3,125,910
	Transportation Facilities Revenue (21.5%)
10,000	Foothill/Eastern Transportation Corridor Agency, California, Ser 1999	0.00	#	01/15/27	9,226,900
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (Ambac)	4.75		07/01/23	5,101,350

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	E-470 Public Highway Authority, Colorado,
$20,000	Ser 1997 B (MBIA)	0.00%	09/01/14	$14,833,800
5,000	Ser 1997 B (MBIA)	0.00	09/01/16	3,391,750
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001A (AMT) (MBIA)††	5.50	10/01/27	10,728,200
8,500	Jacksonville, Florida, Transportation Ser 2001 (MBIA)	5.00	10/01/26	8,810,250
6,895	Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A (Ambac)	5.85	10/01/13	7,287,670
	Atlanta, Georgia,
5,000	Airport Ser 2000 A (FGIC)	5.875	01/01/17	5,337,450
5,000	Airport Passenger Facilities Charge Ser 2004 C (FSA)	5.00	01/01/33	5,243,750
4,000	Airport Passenger Facilities Charge Ser 2004 J (FSA)	5.00	01/01/34	4,203,160
3,460	Hawaii, Airport 2000 Ser B (AMT) (FGIC)	6.625	07/01/17	3,796,935
5,000	Chicago, Illinois, O’ Hare International Airport Ser 2005 A (MBIA)	5.25	01/01/24	5,431,300
6,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)	5.75	06/01/21	7,116,600
	Kentucky Turnpike Authority,
9,000	Economic Development Road Refg Ser 1995 (Ambac)	6.50	07/01/08	9,377,100
30,000	Resource Recovery Road 1987 Ser A	5.00	07/01/08	30,187,500
	Massachusetts Turnpike Authority,
11,000	Metropolitan Highway 1997 Ser A (MBIA)‡‡	5.00	01/01/37	11,214,225
6,540	Western 1997 Ser A (MBIA)	5.55	01/01/17	6,822,005
5,000	Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)	5.50	07/01/23	5,418,100
5,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375	01/01/40	5,191,450
	New Jersey Turnpike Authority,
10,000	Ser 2003 A (FGIC)	5.00	01/01/27	10,556,100
3,000	Ser 2003 A (Ambac)	5.00	01/01/30	3,166,830
6,595	Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)	6.375	07/01/15	6,811,514
	Metropolitan Transportation Authority, New York,
1,460	Service Contract Ser 2002 A (MBIA)	5.50	01/01/20	1,589,444
5,000	Service Contract Ser 2002 B (MBIA)	5.50	07/01/24	5,442,000
10,000	Transportation Refg Ser 2002 A (Ambac)	5.50	11/15/18	10,939,800
10,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50	07/01/15	11,017,900
10,000	Dallas Fort Worth International Airport, Texas, Ser A (AMT) (FSA)	5.25	11/01/24	10,593,600
4,735	Harris County, Texas, Toll Road Refg Ser 2005 A (FSA)	5.25	08/15/35	4,949,069
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.875	07/01/17	5,311,350
6,420	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA)‡‡	5.00	12/01/23	6,581,408
232,605				235,678,510

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Water & Sewer Revenue (12.8%)
$2,000	Phoenix Civic Improvement Corporation, Arizona, Wastewater Ser 2004 (MBIA)	5.00%	07/01/27	$2,117,260
4,000	Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)	5.00	11/01/24	4,245,920
	Augusta, Georgia,
5,000	Water & Sewer Ser 2000 (FSA)	5.25	10/01/26	5,283,800
3,000	Water & Sewer Ser 2004 A (FSA)	5.25	10/01/39	3,238,410
5,000	Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)	4.75	01/01/28	5,071,650
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.375	02/01/19	8,726,560
2,695	Indianapolis Local Public Improvement Bond Bank, Indiana, Water Works Ser 2002 A (MBIA)	5.125	07/01/27	2,844,842
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A (FGIC)	4.75	05/15/28	5,070,600
6,000	Boston Water & Sewer Commission, Massachusetts, 1998 Ser D (FGIC)	4.75	11/01/22	6,119,340
9,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)	5.00	12/01/19	9,626,220
5,000	New York City Municipal Water Finance Authority, New York, Water & Sewer 2005 Ser B (Ambac)	5.00	06/15/28	5,301,200
2,725	Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)	5.00	01/01/23	2,780,753
5,000	Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)	5.25	06/01/28	5,389,450
	Metropolitan Government of Nashville & Davidson County, Tennessee,
2,000	Refg 1986	5.50	01/01/16	2,070,260
5,000	Refg Ser 1998 A (FGIC)	4.75	01/01/22	5,082,650
	Houston, Texas
20,000	Combined Utility First Lien Refg Ser 2004 A (FSA)	5.25	05/15/22	21,675,600
5,000	Combined Utility First Lien Refg Ser 2004 A (MBIA)	5.25	05/15/25	5,418,900
	San Antonio, Texas,
1,000	Water & Refg Ser 2002 (FSA)	5.50	05/15/19	1,081,690
5,000	Water & Refg Ser 2002 (FSA)	5.00	05/15/28	5,196,650
1,300	Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)	5.375	08/01/24	1,383,174
10,000	Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)	5.00	01/15/33	10,452,500
	Seattle, Washington,
10,000	Water Refg 2003 (MBIA)	5.00	09/01/20	10,655,300
10,000	Water Refg 2003 (MBIA)	5.00	09/01/23	10,568,000
131,720				139,400,729

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Other Revenue (9.6%)
$9,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00%		06/01/32		$9,147,420
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corporation Ser 2006	0.00	#	06/01/28		2,591,880
10,000	California Economic Recovery, Ser 2004 A	5.00		07/01/16		10,586,000
	Golden State Tobacco Securitization Corporation, California,
4,000	Enhanced Asset Backed Ser 2005 A (Ambac)	5.00		06/01/29		4,158,520
8,000	Enhanced Asset Backed Ser 2005 A	5.00		06/01/45		8,314,480
	Tobacco Settlement Authority, Iowa,
5,000	Ser 2005 C	5.375		06/01/38		5,248,250
7,000	Ser 2005 C	5.50		06/01/42		7,388,010
	New Jersey Economic Development Authority,
2,000	Cigarette Tax Ser 2004	5.50		06/15/31		2,121,360
2,500	Cigarette Tax Ser 2004	5.75		06/15/34		2,690,900
9,355	Nassau County, New York, Tobacco Settlement Corp Ser 2006	5.00		06/01/35		9,577,088
	New York City Transitional Finance Authority, New York,
8,000	Refg 2003 Ser A	5.50		11/01/26		8,612,720
7,000	Refg 2003 Ser D (MBIA)	5.25		02/01/21		7,552,790
5,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17		5,657,050
10,000	Sales Tax Asset Receivable Corporation, New York, 2005 Ser A (Ambac)	5.00		10/15/29		10,618,700
7,000	TSASC Inc, New York, Tobacco Settlement Ser 2006-1	5.125		06/01/42		7,199,920
3,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.125		06/01/38		3,082,470
1,000	Tobacco Settlement Financing Corporation, Virginia, Ser 2005	5.50		06/01/26		1,065,240
100,855						105,612,798
	Refunded (6.9%)
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)	5.00		01/01/28	†	5,671,450
2,500	Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)	6.875		10/01/22		3,282,625
5,000	Illinois Health Facilities Authority, Loyola University Health Ser 2001 A	6.00		07/01/11	†	5,450,500
1,750	Massachusetts, Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00		08/01/10	†	1,785,612
7,000	New Jersey Highway Authority, Senior Parkway 1999 Ser	5.625		01/01/10	†	7,462,210
	New York State Dormitory Authority,
7,800	State University Ser 2000 B	5.375		05/15/10	†	8,306,766
11,110	Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16		13,227,122

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
$3,890	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25%		12/01/10	†	$4,084,928
10,000	South-Western City School District, Ohio, Ser 1999 (Ambac)	4.75		12/01/09	†	10,230,900
10,000	Pennsylvania, First Ser 2003 (MBIA)‡‡	5.00		01/01/13	†	10,724,950
5,000	Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)	5.00		06/01/15		5,372,150
69,050						75,599,213
1,056,090	Total Tax-Exempt Municipal Bonds (Cost $1,012,491,223)					1,088,299,792
	Short-Term Tax-Exempt Municipal Obligations (3.2%)
5,000	Rosemead Redevelopment Agency, California, Project #1 Ser 1993 A (Called for Redemption 02/06/07)	5.60		10/01/33		5,003,950
5,700	Pinellas County Health Facilities Authority, Florida, Pooled Loan Ser 1985 (Ambac) (Demand 01/02/07)	4.00	*	12/01/15		5,700,000
1,000	Massachusetts Health & Educational Facilities Authority, Capital Asset Ser D (MBIA) (Demand 01/02/07)	3.88	*	01/01/35		1,000,000
5,700	Missouri Development Finance Board, Nelson Gallery Foundation Ser 2001 B (MBIA) (Demand 01/02/07)	3.98	*	12/01/31		5,700,000
1,100	Cuyahoga County, Ohio, University Hospital of Cleveland Ser 1985 (Demand 01/02/07)	3.99	*	01/01/16		1,100,000
4,800	Geisinger Authority, Pennsylvania, Geisinger Health Ser 2005 B (Demand 01/02/07)	3.98	*	08/01/22		4,800,000
2,000	San Antonio, Texas, Education Facilities Corporation, Trinity University Ser 2002 (Demand 01/02/07)	4.00	*	06/01/33		2,000,000
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A (Called for Redemption 01/16/07)	6.90		02/01/13		10,022,200
35,300	Total Short-Term Tax-Exempt Municipal Obligations (Cost $35,225,000)					35,326,150
1,091,390	Total Investments ( Cost $1,047,716,223) (c) (d)					1,123,625,942
	Floating Rate Note Obligations Related to Securities Held (−3.6%)
(39,070)	Notes with interest rates ranging from 3.94% to 3.98% at
	December 31, 2006 and contractual maturities of collateral ranging from 01/01/19 to 10/01/37 (see Note 1E)††† (Cost $(39,070,000))					(39,070,000)
$1,052,320	Total Net Investments (Cost $1,008,646,223)			99.1%		1,084,555,942
	Other Assets in Excess of Liabilities			0.9		9,661,334
	Net Assets			100.0%		$1,094,217,276

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2006 continued

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
WI	Security purchased on a when-issued basis.
†	Prerefunded to call date shown.
††	Joint exemption in locations shown.
†††	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at December 31, 2006.
‡	Current coupon rate for an inverse floating rate municipal obligation (see Note 6). This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $10,800,090 which represents 1.0% of net assets.
#	Security is a ‘‘step-up’’ bond where the coupon increases on a predetermined future date.
*	Current coupon of variable rate demand obligation.
‡‡	Underlying security related to inverse floaters entered into by the Fund (see Note 1E).
(a)	Issuer entered into forebearance agreement for partial payment of debt service.
(b)	Resale is restricted to qualified institutional investors.
(c)	Securities have been designated as collateral in an amount equal to $2,001,820 in connection with the purchase of a when-issued security.
(d)	The aggregate cost for federal income tax purposes is $1,008,135,129. The aggregate gross unrealized appreciation is $77,017,947 and the aggregate gross unrealized depreciation is $597,134, resulting in net unrealized appreciation of $76,420,813.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2006

Assets:
Investments in securities, at value (cost $1,047,716,223)	$1,123,625,942
Cash	140,698
Receivable for:
Interest	16,425,367
Shares of beneficial interest sold	1,451,953
Investments sold	910,000
Prepaid expenses and other assets	88,899
Total Assets	1,142,642,859
Liabilities:
Floating rate note obligations	39,070,000
Payable for:
Dividends and distributions to shareholders	4,575,616
Shares of beneficial interest redeemed	2,014,816
Investments purchased	2,001,820
Investment advisory fee	337,737
Distribution fee	105,734
Administration fee	74,905
Transfer agent fee	28,355
Accrued expenses and other payables	216,600
Total Liabilities	48,425,583
Net Assets	$1,094,217,276
Composition of Net Assets:
Paid-in-capital	$1,016,904,218
Net unrealized appreciation	75,909,719
Accumulated undistributed net investment income	964,272
Accumulated net realized gain	439,067
Net Assets	$1,094,217,276
Class A Shares:
Net Assets	$171,530,336
Shares Outstanding (unlimited authorized, $.01 par value)	14,841,111
Net Asset Value Per Share	$11.56
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$12.07
Class B Shares:
Net Assets	$99,514,529
Shares Outstanding (unlimited authorized, $.01 par value)	8,573,083
Net Asset Value Per Share	$11.61
Class C Shares:
Net Assets	$29,890,617
Shares Outstanding (unlimited authorized, $.01 par value)	2,582,458
Net Asset Value Per Share	$11.57
Class D Shares:
Net Assets	$793,281,794
Shares Outstanding (unlimited authorized, $.01 par value)	68,669,762
Net Asset Value Per Share	$11.55

Statement of Operations

For the year ended December 31, 2006

Net Investment Income:
Interest Income	$58,077,858
Expenses
Investment advisory fee	4,034,176
Administration fee	899,015
Interest and residual trust expenses	813,595
Transfer agent fees and expenses	579,244
Distribution fee (Class A shares)	405,697
Distribution fee (Class B shares)	673,285
Distribution fee (Class C shares)	214,919
Shareholder reports and notices	204,163
Professional fees	86,374
Custodian fees	48,228
Registration fees	33,173
Trustees’ fees and expenses	29,515
Other	116,431
Total Expenses	8,137,815
Less: expense offset	(48,932)
Net Expenses	8,088,883
Net Investment Income	49,988,975
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	5,630,979
Futures contracts	738,505
Net Realized Gain	6,369,484
Net Change in Unrealized Appreciation/Depreciation on:
Investments	1,341,153
Futures contracts	175,870
Net Appreciation	1,517,023
Net Gain	7,886,507
Net Increase	$57,875,482

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$49,988,975	$55,386,913
Net realized gain	6,369,484	17,337,709
Net change in unrealized appreciation/depreciation	1,517,023	(30,113,565)
Net Increase	57,875,482	42,611,057
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(7,174,144)	(6,743,121)
Class B shares	(4,474,601)	(6,025,274)
Class C shares	(1,192,501)	(1,286,864)
Class D shares	(37,392,210)	(40,540,956)
Net realized gain
Class A shares	(1,083,673)	(2,207,891)
Class B shares	(650,894)	(1,740,475)
Class C shares	(191,057)	(433,854)
Class D shares	(5,086,709)	(11,585,111)
Total Dividends and Distributions	(57,245,789)	(70,563,546)
Net decrease from transactions in shares of beneficial interest	(77,010,697)	(111,943,378)
Net Decrease	(76,381,004)	(139,895,867)
Net Assets:
Beginning of period	1,170,598,280	1,310,494,147
End of Period (Including accumulated undistributed net investment income of $964,272 and $1,196,654, respectively)	$1,094,217,276	$1,170,598,280

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption ‘‘floating rate note obligations’’ on the ‘‘Statement of Assets and Liabilities’’. The Fund records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Fund’s ‘‘Statement of Operations’’. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At December 31, 2006, Fund investments with a

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006 continued

value of $58,335,183 are held by the Dealer Trusts and serve as collateral for the $39,070,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at December 31, 2006 are presented in the ‘‘Portfolio of Investments’’.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.245% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.22% to the portion of the daily net assets exceeding $2.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.60% of the average daily net assets of Class B; and (iii) Class C – up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006 continued

the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,337,033 at December 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $194, $184,826 and $2,552, respectively and received $117,094 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2006, aggregated $115,159,755 and $181,870,202, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2006, included in Trustees’ fees and expenses in the Statement of Operations amounted to $9,853. At December 31, 2006, the Fund had an accrued pension liability of $115,738 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006 continued

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund ’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006		FOR THE YEAR ENDED DECEMBER 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,300,804	$15,020,208	1,488,336	$17,540,872
Conversion from Class B	1,277,369	14,734,368	4,070,960	47,855,606
Reinvestment of dividends and distributions	463,232	5,342,339	514,918	6,019,708
Redeemed	(2,307,278)	(26,590,322)	(2,842,286)	(33,372,070)
Net increase – Class A	734,127	8,506,593	3,231,928	38,044,116
CLASS B SHARES
Sold	369,405	4,285,912	689,165	8,149,112
Conversion to Class A	(1,271,961)	(14,734,368)	(4,053,583)	(47,855,606)
Reinvestment of dividends and distributions	225,785	2,614,333	338,683	3,977,967
Redeemed	(1,724,236)	(19,983,571)	(2,497,406)	(29,507,159)
Net decrease – Class B	(2,401,007)	(27,817,694)	(5,523,141)	(65,235,686)
CLASS C SHARES
Sold	276,363	3,189,221	349,255	4,129,824
Reinvestment of dividends and distributions	79,470	917,733	99,486	1,164,502
Redeemed	(531,883)	(6,142,155)	(668,759)	(7,885,370)
Net decrease – Class C	(176,050)	(2,035,201)	(220,018)	(2,591,044)
CLASS D SHARES
Sold	2,574,332	29,502,639	1,108,486	13,039,474
Reinvestment of dividends and distributions	1,898,928	21,885,468	2,303,932	26,935,049
Redeemed	(9,287,254)	(107,052,502)	(10,390,894)	(122,135,287)
Net decrease – Class D	(4,813,994)	(55,664,395)	(6,978,476)	(82,160,764)
Net decrease in Fund	(6,656,924)	$(77,010,697)	(9,489,707)	$(111,943,378)

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Tax-exempt income	$49,442,748	$54,302,355
Ordinary income	1,140,181	824,609
Long-term capital gains	6,662,860	15,436,582
Total distributions	$57,245,789	$70,563,546
As of December 31, 2006, the tax-basis components of accumulated earnings were as follows:
Undistributed tax-exempt income	$572,142
Undistributed long-term gains	439,382
Net accumulated earnings	1,011,524
Temporary differences	(119,279)
Net unrealized appreciation	76,420,813
Total accumulated earnings	$77,313,058

As of December 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities.

Permanent differences, due to tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN	PAID-IN-CAPITAL
$12,099	($12,099)	—

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2006 continued

Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs’ Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants’ motion to dismiss and denying plaintiffs’ motion for supplemental pleading has expired. This case is now concluded.

10.   New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund’s last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2006		2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.55		$11.82	$11.97	$11.88	$11.50
Income (loss) from investment operations:
Net investment income	0.50		0.52	0.53	0.54	0.56
Net realized and unrealized gain (loss)	0.08		(0.12)	(0.09)	0.10	0.46
Total income from investment operations	0.58		0.40	0.44	0.64	1.02
Less dividends and distributions from:
Net investment income	(0.50)		(0.51)	(0.53)	(0.54)	(0.56)
Net realized gain	(0.07)		(0.16)	(0.06)	(0.01)	(0.08)
Total dividends and distributions	(0.57)		(0.67)	(0.59)	(0.55)	(0.64)
Net asset value, end of period	$11.56		$11.55	$11.82	$11.97	$11.88
Total Return†	5.19%		3.46%	3.82%	5.53%	9.03%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.85	% (1)	0.69%	0.65%	0.70%	0.67%
Total expenses (before expense offset, exclusive of interest and residual fund expenses)	0.78	% (1)	0.69%	0.65%	0.70%	0.67%
Net investment income	4.32%		4.39%	4.48%	4.58%	4.74%
Supplemental Data:
Net assets, end of period, in thousands	$171,530		$162,922	$128,578	$119,199	$120,659
Portfolio turnover rate	10%		17%	14%	15%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006		2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.60		$11.87	$12.02	$11.93	$11.56
Income (loss) from investment operations:
Net investment income	0.46		0.47	0.48	0.50	0.51
Net realized and unrealized gain (loss)	0.08		(0.12)	(0.09)	0.09	0.45
Total income from investment operations	0.54		0.35	0.39	0.59	0.96
Less dividends and distributions from:
Net investment income	(0.46)		(0.46)	(0.48)	(0.49)	(0.51)
Net realized gain	(0.07)		(0.16)	(0.06)	(0.01)	(0.08)
Total dividends and distributions	(0.53)		(0.62)	(0.54)	(0.50)	(0.59)
Net asset value, end of period	$11.61		$11.60	$11.87	$12.02	$11.93
Total Return†	4.82%		3.00%	3.34%	5.12%	8.44%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.21	% (1)	1.12%	1.11%	1.09%	1.09%
Total expenses (before expense offset, exclusive of interest and residual fund expenses)	1.14	% (1)	1.12%	1.11%	1.09%	1.09%
Net investment income	3.96%		3.96%	4.02%	4.19%	4.32%
Supplemental Data:
Net assets, end of period, in thousands	$99,514		$127,327	$195,859	$231,146	$235,358
Portfolio turnover rate	10%		17%	14%	15%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006		2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.57		$11.84	$11.99	$11.90	$11.53
Income (loss) from investment operations:
Net investment income	0.45		0.45	0.46	0.49	0.50
Net realized and unrealized gain (loss)	0.07		(0.12)	(0.09)	0.09	0.44
Total income from investment operations	0.52		0.33	0.37	0.58	0.94
Less dividends and distributions from:
Net investment income	(0.45)		(0.44)	(0.46)	(0.48)	(0.49)
Net realized gain	(0.07)		(0.16)	(0.06)	(0.01)	(0.08)
Total dividends and distributions	(0.52)		(0.60)	(0.52)	(0.49)	(0.57)
Net asset value, end of period	$11.57		$11.57	$11.84	$11.99	$11.90
Total Return†	4.63%		2.89%	3.24%	5.02%	8.34%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.31	% (1)	1.22%	1.21%	1.19%	1.19%
Total expenses (before expense offset, exclusive of interest and residual fund expenses)	1.24	% (1)	1.22%	1.21%	1.19%	1.19%
Net investment income	3.86%		3.86%	3.92%	4.09%	4.22%
Supplemental Data:
Net assets, end of period, in thousands	$29,891		$31,911	$35,265	$41,661	$29,648
Portfolio turnover rate	10%		17%	14%	15%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2006		2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.55		$11.82	$11.96	$11.88	$11.50
Income (loss) from investment operations:
Net investment income	0.53		0.54	0.55	0.57	0.58
Net realized and unrealized gain (loss)	0.07		(0.12)	(0.08)	0.08	0.46
Total income from investment operations	0.60		0.42	0.47	0.65	1.04
Less dividends and distributions from:
Net investment income	(0.53)		(0.53)	(0.55)	(0.56)	(0.58)
Net realized gain	(0.07)		(0.16)	(0.06)	(0.01)	(0.08)
Total dividends and distributions	(0.60)		(0.69)	(0.61)	(0.57)	(0.66)
Net asset value, end of period	$11.55		$11.55	$11.82	$11.96	$11.88
Total Return†	5.45%		3.52%	4.05%	5.67%	9.21%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.61	% (1)	0.52%	0.51%	0.49%	0.49%
Total expenses (before expense offset, exclusive of interest and residual fund expenses)	0.54	% (1)	0.52%	0.51%	0.49%	0.49%
Net investment income	4.56%		4.56%	4.62%	4.79%	4.92%
Supplemental Data:
Net assets, end of period, in thousands	$793,282		$848,438	$950,792	$1,067,805	$1,152,783
Portfolio turnover rate	10%		17%	14%	15%	13%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Exempt Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Exempt Securities Trust (the ‘‘Fund’’), including the portfolio of investments, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Exempt Securities Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 23, 2007

Morgan Stanley Tax-Exempt Securities Trust

Results of Special Shareholder Meeting  (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meeting was held on August 1, 2006 and the voting results with respect to these proposals were as follows:

1.    Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	50,062,805	2,081,077	0	0
Kathleen A. Dennis	50,128,391	2,015,491	0	0
James F. Higgins	50,096,425	2,047,457	0	0
Joseph J. Kearns	50,094,790	2,049,092	0	0
Michael F. Klein	50,065,612	2,078,270	0	0
W. Allen Reed	50,048,821	2,095,061	0	0
Fergus Reid	50,003,217	2,140,665	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

2.    Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund’s ability to pledge assets	47,533,039	2,471,953	1,912,344	226,546
Elimination of the fundamental policy restricting purchases of securities on margin	47,255,758	2,815,919	1,845,659	226,546
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	47,624,916	2,368,820	1,923,600	226,546
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers have an interest	47,581,505	2,454,613	1,881,218	226,546
Elimination of the fundamental policy prohibiting investments for purposes of exercising control.	47,680,072	2,455,780	1,781,484	226,546
Elimination of the fundamental policy prohibiting the purchase of common stocks and other instruments	48,030,387	2,145,931	1,741,018	226,546
Elimination of the fundamental policy regarding investments in unseasoned companies	47,530,272	2,583,777	1,803,287	226,546

Morgan Stanley Tax-Exempt Securities Trust

Results of Special Shareholder Meeting  (unaudited) continued

3.    Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	47,918,686	2,164,234	1,834,416	226,546
Modify fundamental policy regarding borrowing money	47,664,736	2,482,672	1,769,928	226,546
Modify fundamental policy regarding loans	47,651,183	2,450,328	1,815,825	226,546
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	47,514,961	2,607,801	1,794,574	226,546
Modify fundamental policy regarding issuance of senior securities	47,783,491	2,326,027	1,807,818	226,546

4.    Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	47,492,891	2,610,241	1,814,204	226,546
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	47,672,817	2,403,917	1,840,602	226,546
Reclassification as non-fundamental the fundamental policy on the purchase or sale of puts, calls, and combinations thereof	47,428,167	2,651,251	1,837,918	226,546

*	Broker ‘‘non-votes’’ are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; Formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of December 31, 2006.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)

During the year ended December 31, 2006, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

	CLASS A	CLASS B	CLASS C	CLASS D
Tax-Exempt Income	$0.49	$0.45	$0.44	$0.52
Long-Term Capital Gains	$0.07	$0.07	$0.07	$0.07

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

TAXANR RA07-00158P-Y12/06	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Exempt Securities Trust Annual Report December 31, 2006

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that Joseph J. Kearns, an
"independent" Trustee, is an "audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2006
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................            $49,400               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $   531(2)            $5,162,000 (2)
                        TAX FEES...................         $ 4,600(3)            $1,389,000 (4)
                        ALL OTHER FEES...........           $    -                $       -
              TOTAL NON-AUDIT FEES..........                $ 5,131               $6,551,000

              TOTAL..............................           $54,531                     $6,551,000

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $47,993               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $   540(2)            $3,215,745 (2)
                        TAX FEES..................          $ 4,636(3)            $24,000  (4)
                        ALL OTHER FEES...........           $    -                $    -
              TOTAL NON-AUDIT FEES.........                 $ 5,176               $3,239,745

              TOTAL..............................           $53,169               $3,239,745

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

---------------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank
Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
        Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the
Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC")
rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The
Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-CSR is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal semiannual period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting
Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets
and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's semiannual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

                                       9

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.
However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       10

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007

                                       11

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o  full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the
            Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o  compliance with applicable laws and governmental rules and regulations;

         o  prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

         o  accountability for adherence to the Code.

            Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       12

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o  use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

         o  cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o  use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in
            contemplation of the market effect of such transactions.

                                       13

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o  service or significant business relationships as a director on the board of any public or private company;

         o  accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is
            business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o  any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o  a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o  Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
            Funds;

         o  each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
            Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o  each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       14

         o  it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o  upon adoption of the Code (thereafter as applicable, upon becoming a
            Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o  annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o  not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o  notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o  the General Counsel will take all appropriate action to investigate any potential violations reported to him;

         o  if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o  any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o  if the directors/trustees/managing general partners who are not
            "interested persons" as defined by the Investment Company Act (the
            "Independent Directors/Trustees/Managing General Partners") of the
            relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

--------------------
(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       15

            policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o  the Independent Directors/Trustees/Managing General Partners of the
            relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o  any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       16

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     ---------------------

                                       17

                                    EXHIBIT A

                                    FUND LIST

                                       AT
                                DECEMBER 31, 2006

RETAIL FUNDS

OPEN-END RETAIL FUNDS

    TAXABLE MONEY MARKET FUNDS
    --------------------------

1.  Active Assets Government Securities Trust ("AA Government")
2.  Active Assets Institutional Government Securities Trust ("AA Institutional
    Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")

    TAX-EXEMPT MONEY MARKET FUNDS
    -----------------------------

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9.  Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
    Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

    EQUITY FUNDS
    ------------

12. Morgan Stanley Allocator Fund ("Allocator Fund")+
13. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
14. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
15. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
16. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
17. Morgan Stanley European Equity Fund Inc. ("European Equity")+
18. Morgan Stanley Financial Services Trust ("Financial Services")+
19. Morgan Stanley Focus Growth Fund ("Focus Growth")+
20. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
21. Morgan Stanley Global Advantage Fund ("Global Advantage")+
22. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")+

                                       18

23. Morgan Stanley Health Sciences Trust ("Health Sciences")+
24. Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+
25. Morgan Stanley International Fund ("International Fund")+
26. Morgan Stanley International SmallCap Fund ("International SmallCap")+
27. Morgan Stanley International Value Equity Fund ("International Value")+
28. Morgan Stanley Japan Fund ("Japan Fund")+
29. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
30. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
31. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
32. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
33. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
34. Morgan Stanley Real Estate Fund ("Real Estate")+
35. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
36. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
37. Morgan Stanley Special Growth Fund ("Special Growth")+
38. Morgan Stanley Special Value Fund ("Special Value")+
39. Morgan Stanley Technology Fund ("Technology")+
40. Morgan Stanley Total Market Index Fund ("Total Market Index")+
41. Morgan Stanley Utilities Fund ("Utilities Fund")+
42. Morgan Stanley Value Fund ("Value Fund")+

    BALANCED FUNDS
    --------------

43. Morgan Stanley Balanced Fund ("Balanced")+

    ASSET ALLOCATION FUND
    ---------------------

44. Morgan Stanley Strategist Fund ("Strategist Fund")+

    TAXABLE FIXED-INCOME FUNDS
    --------------------------

45. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
46. Morgan Stanley Flexible Income Trust ("Flexible Income")+
47. Morgan Stanley Income Trust ("Income Trust")+
48. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
49. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
50. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
    Treasury")
51. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
52. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

    TAX-EXEMPT FIXED-INCOME FUNDS
    -----------------------------

                                       19

53. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
54. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
55. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
56. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

    SPECIAL PURPOSE FUNDS
    ---------------------

57. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

    o  Balanced Growth Portfolio
    o  Capital Opportunities Portfolio
    o  Developing Growth Portfolio
    o  Dividend Growth Portfolio
    o  Equally-Weighted S&P 500 Portfolio
    o  Flexible Income Portfolio
    o  Focus Growth Portfolio
    o  Global Equity Portfolio
    o  Growth Portfolio
    o  Money Market Portfolio
    o  Utilities Portfolio

58. Morgan Stanley Variable Investment Series ("Variable Investment")

    o  Aggressive Equity Portfolio
    o  Dividend Growth Portfolio
    o  Equity Portfolio
    o  European Equity Portfolio
    o  Global Advantage Portfolio
    o  Global Dividend Growth Portfolio
    o  High Yield Portfolio
    o  Income Builder Portfolio
    o  Limited Duration Portfolio
    o  Money Market Portfolio
    o  Income Plus Portfolio
    o  S&P 500 Index Portfolio
    o  Strategist Portfolio
    o  Utilities Portfolio

CLOSED-END RETAIL FUNDS

    TAXABLE FIXED-INCOME CLOSED-END FUNDS
    -------------------------------------

59. Morgan Stanley Government Income Trust ("Government Income")
60. Morgan Stanley Income Securities Inc. ("Income Securities")
61. Morgan Stanley Prime Income Trust ("Prime Income")

                                       20

    TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
    ----------------------------------------

62. Morgan Stanley California Insured Municipal Income Trust ("California
    Insured Municipal")
63. Morgan Stanley California Quality Municipal Securities ("California Quality
    Municipal")
64. Morgan Stanley Insured California Municipal Securities ("Insured California
    Securities")
65. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
66. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
67. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
68. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
69. Morgan Stanley Municipal Income Opportunities Trust ("Municipal
    Opportunities")
70. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
    Opportunities II")
71. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
    Opportunities III")
72. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
73. Morgan Stanley New York Quality Municipal Securities ("New York Quality
    Municipal")
74. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
75. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
    Investment")
76. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.  Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

    Active Portfolios:
         o  Active International Allocation Portfolio
         o  Emerging Markets Portfolio
         o  Emerging Markets Debt Portfolio
         o  Focus Equity Portfolio
         o  Global Franchise Portfolio
         o  Global Real Estate Portfolio
         o  Global Value Equity Portfolio
         o  International Equity Portfolio
         o  International Growth Equity Portfolio
         o  International Magnum Portfolio
         o  International Real Estate Portfolio
         o  International Small Cap Portfolio

                                       21

         o  Large Cap Relative Value Portfolio
         o  Money Market Portfolio
         o  Municipal Money Market Portfolio
         o  Small Company Growth Portfolio
         o  Systematic Active large Cap Core Portfolio
         o  Systematic Active Small Cap Core Portfolio
         o  Systematic Active Small Cap Growth Portfolio
         o  Systematic Active Small Cap Value Portfolio
         o  U.S. Large Cap Growth Portfolio
         o  U.S. Real Estate Portfolio

    Inactive Portfolios*:
         o  China Growth Portfolio
         o  Gold Portfolio
         o  Large Cap Relative Value Portfolio
         o  MicroCap Portfolio
         o  Mortgage-Backed Securities Portfolio
         o  Municipal Bond Portfolio
         o  U.S. Equity Plus Portfolio

2.  Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

    Active Portfolios:
         o  Advisory Portfolio
         o  Advisory Foreign Fixed Income II Portfolio
         o  Advisory Foreign Fixed Income Portfolio
         o  Balanced Portfolio
         o  Core Fixed Income Portfolio
         o  Core Plus Fixed Income Portfolio
         o  Equity Portfolio
         o  Equity Plus Portfolio
         o  High Yield Portfolio
         o  Intermediate Duration Portfolio
         o  International Fixed Income Portfolio
         o  Investment Grade Fixed Income Portfolio
         o  Limited Duration Portfolio
         o  Long Duration Fixed Income Portfolio
         o  Mid-Cap Growth Portfolio
         o  Municipal Portfolio

----------------
* Have not commenced or have ceased operations

                                       22

         o  U.S. Mid-Cap Value Portfolio
         o  U.S. Small-Cap Value Portfolio
         o  Value Portfolio

    Inactive Portfolios*:
         o  Balanced Plus Portfolio
         o  Growth Portfolio
         o  Investment Grade Credit Advisory Portfolio
         o  Mortgage Advisory Portfolio
         o  New York Municipal Portfolio
         o  Targeted Duration Portfolio
         o  Value II Portfolio

3.  The Universal Institutional Funds, Inc. ("Universal Funds")

    Active Portfolios:
         o  Core Plus Fixed Income Portfolio
         o  Emerging Markets Debt Portfolio
         o  Emerging Markets Equity Portfolio
         o  Equity and Income Portfolio
         o  Equity Growth Portfolio
         o  Global Franchise Portfolio
         o  Global Real Estate Portfolio
         o  Global Value Equity Portfolio
         o  High Yield Portfolio
         o  International Growth Equity Portfolio
         o  International Magnum Portfolio
         o  Mid-Cap Growth Portfolio
         o  Small Company Growth Portfolio
         o  U.S. Mid-Cap Value Portfolio
         o  U.S. Real Estate Portfolio
         o  Value Portfolio

    Inactive Portfolios*:
         o  Balanced Portfolio
         o  Capital Preservation Portfolio
         o  Core Equity Portfolio
         o  International Fixed Income Portfolio
         o  Investment Grade Fixed Income Portfolio
         o  Latin American Portfolio
         o  Multi-Asset Class Portfolio

                                       23

         o  Targeted Duration Portfolio

4.  Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

    Active Portfolios:
         o  Government Portfolio
         o  Money Market Portfolio
         o  Prime Portfolio
         o  Tax-Exempt Portfolio
         o  Treasury Portfolio

    Inactive Portfolios*:
         o  Government Securities Portfolio
         o  Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.  Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.  Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.  Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.  Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.  Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10. Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11. The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12  The Malaysia Fund, Inc. ("Malaysia Fund")
13. The Thai Fund, Inc. ("Thai Fund")
14. The Turkish Investment Fund, Inc. ("Turkish Investment")
15. India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16. Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.  Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.  Morgan Stanley Absolute Return Fund
2.  Morgan Stanley Institutional Fund of Hedge Funds II

----------------
* Have not commenced or have ceased operations

                                       24

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       25

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                 Amy R. Doberman

                                       26

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       27

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2007
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       28

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       29

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2007
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial  Officer

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2007                            /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2007                           /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       32